Fair Value Measurements (Details) - Schedule of changes in the fair value of the Level 3 conversion option - Conversion Option [Member]	7 Months Ended
Dec. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning balance	$ 41,331
Change in fair value	40,776
Fair value, Ending balance	$ 82,107